Schedule of related party balances (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Kelvin Chen [Member]
Related Party Transaction [Line Items]
Other payables – related parties	$ 2,779	$ 546,588
Kent Ridge Health Pte Ltd [Member]
Related Party Transaction [Line Items]
Other payables – related parties	547,214	762,472
UG Digital Sdn Bhd [Member]
Related Party Transaction [Line Items]
Other payables – related parties	11,502	31,986
8i Enterprises Ptd Ltd [Member]
Related Party Transaction [Line Items]
Other payables – related parties	135,000
Related Party [Member]
Related Party Transaction [Line Items]
Other payables – related parties	$ 696,495	$ 1,341,046